ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

February 17, 2015	Maureen A. Meredith T +1 617 951 7239 F +1 617 235 7664 maureen.meredith@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds I

File Nos. 033-44909; 811-06520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds I (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 70 to its Registration Statement on Form N-1A, which was filed by electronic transmission on February 11, 2015 pursuant to Rule 485(a) under the 1933 Act, was declared effective by the Securities and Exchange Commission pursuant to Rule 461 under the 1933 Act on February 12, 2015 and is the most recent amendment to the Trust’s Registration Statement on Form N-1A relating to AMG Managers Total Return Bond Fund:

(i) Prospectus for AMG Managers Total Return Bond Fund dated February 12, 2015; and

(ii) Statement of Additional Information for AMG Managers Total Return Bond Fund dated February 12, 2015.

If you have any questions concerning this filing, please call me at (617) 951-7239.

Sincerely,

/s/ Maureen A. Meredith
Maureen A. Meredith